Securities Act File No. 333-205721

As filed with the Securities and Exchange Commission on January 8, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-205721) filed with the Securities and Exchange Commission on September 1, 2015 (SEC Accession No 0001193125-15-309117).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with Post-Effective Amendment No. 212 to Registration Statement on December 23, 2015 (“PEA 212”).

(2)	Bylaws, filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (“PEA 89”).

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement /Prospectus).

(5)	See Exhibits 1 and 2

(6)	(a)	Investment Advisory Agreements

(i)	Investment and Restated Investment Advisory Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated January 23, 2014, filed previously with PEA 183 on February 28, 2014.

(ii)	Investment Advisory Agreement Schedule A to be filed by subsequent amendment.

(b)	Sub-Advisory Agreements

(i)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC, dated March 22, 2011, filed previously with PEA 126 to Registration Statement on April 29, 2011.

(7)	Underwriting Agreement, filed previously with PEA 89.

(a)	Updated Schedule I to be filed by subsequent amendment.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010.

(9)	Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 11, 2012, filed previously with PEA 167 on December 21, 2012.

(b)	Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 to Registration Statement on February 12, 2013.

(c)	Amended Appendix A-1, to be filed by subsequent amendment.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(b)	Amended and Restated Plan for Multiple Classes of Shares dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(11)	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(12)	Opinion of counsel as to tax matters, filed herein.

(13)	(a)	Administrative Services Agreement between Registrant and TFS dated November 1, 2012, filed previously with PEA 167 on December 21, 2012.

(i)	Amended Schedule A, to be filed by subsequent amendment.

(b)	Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated July 1, 2011, filed previously with PEA 131 on August 30, 2011.

(i)	Amended Schedule A, to be filed by subsequent amendment

(c)	Amended and Restated Expense Limitation Agreement between Registrant and TAM dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(i)	Amended Schedules A and B to be filed by subsequent amendment.

(d)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(i)	Amended Schedule A to be filed by subsequent amendment.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(15)	Not applicable.

(16)	Power of Attorney, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(17)	(a)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., filed previously with PEA 171.

(b)	Code of Ethics filed for Aegon USA Investment Management, LLC, filed previously with PEA 197.

(c)	Transamerica Flexible Income Prospectus dated March 1, 2015, as supplemented, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(d)	Transamerica Flexible Income Statement of Additional Information dated March 1, 2015, as supplemented, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(e)	Transamerica Flexible Income Annual Report to Shareholders for the year ended October 31, 2014, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(f)	Transamerica Flexible Income Semi-Annual Report to Shareholders for the period April 30, 2015, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(g)	Transamerica Income Shares, Inc. Annual Report to Shareholders for the year ended March 31, 2015, filed previously with the Registration Statement on Form N-14 on July 17, 2015.

(h)	Form of Proxy Card, filed previously with the Registration Statement on Form N-14 on September 1, 2015.

All exhibits filed previously are herein incorporated by reference.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 8th day of January 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	January 8, 2016
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	January 8, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	January 8, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	January 8, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	January 8, 2016
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	January 8, 2016
Eugene M. Mannella*

	/s/ Patricia L. Sawyer	Trustee	January 8, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	January 8, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	January 8, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President and Treasurer and Principal Financial Officer	January 8, 2016
Vincent J. Toner

* By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	January 8, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters

5